Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans Payable [Abstract]
Schedule of Loans Payable	At June 30, 2024 and December 31, 2023, loans payable consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Loan payable	$2,545,615	$493,159
Non-current loan payable	-	2,113,539
Total	$2,545,615	$2,606,698
As of December 31, 2023 and 2022, loan payables consisted of the following.
	2023	2022

Short-term borrowings	$493,159	$506,578
Long-term borrowings	2,113,539	2,171,050
Total	$2,606,698	$2,677,628